Voyage expenses	12 Months Ended
Dec. 31, 2021
Voyage expenses.
Voyage expenses

10.Voyage expenses

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2021	2020	2019
Commissions	$10,794	$8,310	$11,108
(Gain)/loss from bunkers	(5,955)	3,708	1,537
Port expenses and other	731	1,507	897
Total	$5,570	$13,525	$13,542